Related Party Transactions - Transactions and balances with OneLNG and Subsidiaries (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Related Party Transaction [Line Items]
Due from (to) related party	$ 11,205		$ 43,985
OneLNG | Management and administrative services revenue
Related Party Transaction [Line Items]
Related party revenues	0	$ 1,399
OneLNG | Trading Balances Due from OneLNG
Related Party Transaction [Line Items]
Due from (to) related party	5,207		$ 8,169
Impairment of related party transaction	$ 3,000